VIRTUS Seix Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022
($ reported in thousands)
	Par Value	Value
Municipal Bonds(1)—99.1%
Alabama—1.3%
Black Belt Energy Gas District, Natural Gas Purchase Revenue, Mandatory Put, Series A, 12/1/23, 4.000%, 12/1/48(2)	$ 910	$ 911
Arizona—3.6%
Arizona Board of Regents, Arizona State University System Revenue, Green Bond, Series B 5.000%, 7/1/37	360	378
Arizona Board of Regents, Arizona State University System Revenue, Green Bond, Series C 5.000%, 7/1/36	1,000	1,053
Arizona Department of Transportation, State Highway Fund Revenue, 5.000%, 7/1/36	500	531
Arizona State Health Facilities Authority, Scottsdale Lincoln Hospital Revenue, 5.000%, 12/1/24	565	586
		2,548

Arkansas—0.7%
University of Arkansas, Facility Revenue, 5.000%, 11/1/33	505	534
California—3.1%
California Municipal Finance Authority, Bowles Hall Foundation Revenue, 4.500%, 6/1/24	150	151
California Municipal Finance Authority, Bowles Hall Foundation Revenue, Series A 4.500%, 6/1/23	225	226
California State Health Facilities Financing Authority, Providence St. Joseph Health, 4.000%, 10/1/36	275	276
California State Municipal Finance Authority, Community Medical Centers, Series A (Pre-Refunded 2/1/25 @ 100) 5.000%, 2/1/27	400	419
Inglewood Redevelopment Agency Successor Agency, Subordinate Lien Merged Redevelopment Project, Tax Allocation Revenue, (BAM Insured) 5.000%, 5/1/32	545	593
Santa Clarita Community College District, General Obligation, 3.000%, 8/1/44	500	392
Temecula Valley Unified School District Financing Authority, Special Tax Revenue, (BAM Insured) 5.000%, 9/1/25	175	183
		2,240

Colorado—8.0%
City & County of Denver Co. Airport System Revenue, Series D 5.500%, 11/15/30	1,000	1,134
Denver Convention Center Hotel Authority Revenue, Senior Lien, 5.000%, 12/1/27	400	412
Public Authority For Colorado Energy, Natural Gas Purchase Revenue,
6.125%, 11/15/23	510	519
	Par Value	Value

Colorado—continued
6.250%, 11/15/28	$ 2,250	$ 2,427
Regional Transportation District, Sales Tax Revenue, Fastracks Project, 5.000%, 11/1/32	1,195	1,288
		5,780

Connecticut—2.8%
Connecticut Housing Finance Authority, Mortgage Revenue, (GNMA / FNMA / FHLMC Insured) 3.200%, 11/15/33	325	309
Connecticut State Health & Educational Facilities Authority Revenue, Series A 4.000%, 7/1/40	725	682
Connecticut State Higher Education Supplement Loan Authority, Chesla Loan Program Revenue, Series D (Pre-Refunded 11/15/26 @ 100) 3.000%, 11/15/35	200	203
State of Connecticut, Series E General Obligation, 5.000%, 9/15/34	750	825
		2,019

District of Columbia—6.4%
Metropolitan Washington Airports Authority, Dulles Toll Road Revenue, Convertible Capital Appreciation Series C Second Lien, (AGC Insured) (Pre-Refunded 10/1/26 @ 100) 6.500%, 10/1/41	4,030	4,566
Florida—15.3%
Brevard County School Board, Certificates of Participation, Series A 5.000%, 7/1/32	1,000	1,079
Broward County School Board, Certificates of Participation, Series A 5.000%, 7/1/32	300	318
Central Florida Expressway Authority, Senior Lien Toll Revenue, Series B 4.000%, 7/1/30	230	236
City of Tallahassee, Health Facilities Revenue, Tallahassee Memorial Healthcare, 5.000%, 12/1/36	500	508
Miami Beach Redevelopment Agency,
Tax Increment Revenue, 5.000%, 2/1/32	320	325
Tax Increment Revenue, (AGM Insured) 5.000%, 2/1/31	40	41
Miami-Dade County Educational Facilities Authority, University of Miami Revenue, Series A 5.000%, 4/1/30	200	207
Miami-Dade County School Board, Certificates of Participation, 5.000%, 2/1/34	1,700	1,772
Seminole County School Board, Certificates of Participation, Series D 5.000%, 7/1/29	1,935	2,071
South Florida Water Management District, Certificates of Participation, 5.000%, 10/1/35	750	789
See Notes to Schedule of Investments

VIRTUS Seix Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022
($ reported in thousands)
	Par Value	Value

Florida—continued
State of Florida, Department of Transportation Right of Way General Obligation, 5.000%, 7/1/31	$ 3,000	$ 3,368
Wildwood Utility Dependent District, South Sumter Utility Project Revenue, (BAM Insured) 5.000%, 10/1/37	250	277
		10,991

Georgia—0.8%
Atlanta Water & Wastewater Revenue, 5.000%, 11/1/31	550	576
Idaho—0.3%
Idaho Health Facilities Authority, St. Luke’s Health System Revenue, 5.000%, 3/1/37	235	242
Illinois—7.9%
City of Chicago
Second Lien, (AGM Insured) 5.000%, 11/1/31	500	535
Second Lien, (AGM Insured) 5.250%, 11/1/32	350	378
Waterworks Revenue, Second Lien, 5.000%, 11/1/30	500	520
Cook County School District No. 78 Rosemont, General Obligation, (AGM Insured) 5.000%, 12/1/38	1,000	1,116
Illinois Housing Development Authority, Social Bonds Series D (GNMA/FNMA/FHLMC COLL Insured) 2.375%, 10/1/42	475	328
Illinois State Toll Highway Authority, Toll Highway Revenue, Senior Lien, Series B 5.000%, 1/1/32	1,000	1,065
Railsplitter Tobacco Settlement Authority, Tobacco Settlement Revenue, 5.000%, 6/1/27	450	478
State of Illinois, General Obligation, 5.000%, 2/1/27	1,250	1,290
		5,710

Indiana—3.2%
Indiana Finance Authority, Parkview Health System, Series A 5.000%, 11/1/43	1,700	1,741
Indianapolis Local Public Improvement Bond Bank Revenue, 5.000%, 1/1/34	500	543
		2,284

Maine—1.9%
City of Portland, General Airport Revenue,
5.000%, 7/1/29	580	584
5.000%, 7/1/30	770	776
		1,360

	Par Value	Value

Maryland—2.7%
Maryland Community Development Administration, Revenue, Series A
1.250%, 3/1/30	$ 200	$ 167
1.950%, 9/1/41	500	322
Maryland Health & Higher Educational Facilities Authority, Medstar Health System Revenue, 5.000%, 8/15/26	800	828
Maryland Health & Higher Educational Facilities Authority, Medstar Health System Revenue, Series A 5.000%, 5/15/42	600	616
		1,933

Massachusetts—1.2%
Massachusetts Housing Finance Agency, 2.300%, 12/1/40	500	355
Massachusetts Port Authority, Transportation Revenue, Series A (AMT) 5.000%, 7/1/31	500	529
		884

Michigan—1.4%
Michigan State Building Authority, Facilities Program Lease Revenue, Series I
5.000%, 4/15/25	500	525
4.000%, 10/15/36	500	503
		1,028

Minnesota—3.5%
Minneapolis Special School District No. 1
Series B General Obligation, (SD CRED PROG Insured) 5.000%, 2/1/39	1,085	1,225
Series B General Obligation, (SD CRED PROG Insured) 5.000%, 2/1/40	1,140	1,280
		2,505

Mississippi—1.4%
State of Mississippi, Series B (Covid-19 Go Emergency Bonds) General Obligation, 4.000%, 10/1/39	1,000	1,003
New Jersey—2.2%
New Jersey Turnpike Authority, Toll Revenue, Series B 4.000%, 1/1/35	240	246
New Jersey, State of, Sales Tax Revenue 4.000%, 6/1/31	245	260
Tobacco Settlement Financing Corp., Tobacco Settlement Revenue, Series A
5.000%, 6/1/31	250	262
5.000%, 6/1/32	250	262
5.000%, 6/1/33	250	261
5.000%, 6/1/34	250	260
		1,551

New York—2.4%
Dutchess County Local Development Corp., The Culinary Institute of America Revenue, 5.000%, 7/1/33	180	187

See Notes to Schedule of Investments

VIRTUS Seix Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022
($ reported in thousands)
	Par Value	Value

New York—continued
New York City Industrial Development Agency, Queens Baseball Stadium Project Revenue,
(AGM Insured) 3.000%, 1/1/36	$ 250	$ 218
(AGM Insured) 3.000%, 1/1/37	100	85
(AGM Insured) 3.000%, 1/1/46	750	559
New York State Dormitory Authority,
New York University Hospitals Center Revenue, 5.000%, 7/1/33	150	157
Orange Regional Medical Center Revenue, 144A 5.000%, 12/1/23(3)	300	303
TSASC, Inc., Tobacco Settlement Revenue, 5.000%, 6/1/34	190	194
		1,703

Ohio—2.9%
Buckeye Tobacco Settlement Financing Authority, Tobacco Settlement Senior Series A-2 Class 1 Revenue, 4.000%, 6/1/48	500	428
New Albany Community Authority, Community Facilities Revenue, Series C 5.000%, 10/1/24	1,250	1,250
Northeast Ohio Regional Sewer District Revenue, 3.000%, 11/15/40	500	409
		2,087

Oregon—3.2%
Oregon State Housing & Community, Mortgage Revenue, Residential Finance Program Revenue, Series A 4.500%, 1/1/49	235	237
State of Oregon, Article XI-Q Series F General Obligation, 5.000%, 5/1/33	1,095	1,173
Washington & Multnomah Counties, Beaverton School District No. 48J, General Obligation, (SCH BD GTY Insured) 5.000%, 6/15/36	800	859
		2,269

Pennsylvania—5.0%
Butler County Hospital Authority, Butler Health System Revenue, 5.000%, 7/1/30	250	256
City of Philadelphia, Water & Wastewater Revenue, Series A 5.000%, 10/1/42	300	316
Delaware River Joint Toll Bridge Commission, Bridge System Revenue, 5.000%, 7/1/34	250	271
Pennsylvania Economic Development Financing Authority Revenue, 5.500%, 6/30/39	485	507
	Par Value	Value

Pennsylvania—continued
Pennsylvania Turnpike Commission, Turnpike Revenue Subordinate Lien, Convertible Capital Appreciation Series E, Toll Highway Revenue, 6.375%, 12/1/38	$ 2,000	$ 2,259
		3,609

South Carolina—0.4%
South Carolina Association of Governmental Organizations Educational Facilities Corp., for Pickens School District Lease Revenue, 5.000%, 12/1/24	290	301
Tennessee—5.5%
Chattanooga-Hamilton County Hospital Authority, Erlanger Health System Revenue, Series A 5.000%, 10/1/26	1,000	1,025
Metropolitan Nashville Airport Authority (The)
Revenue, Series A 5.250%, 7/1/47	250	267
Revenue, Series A 5.000%, 7/1/52	250	259
Revenue, Series B 5.500%, 7/1/40	500	542
Revenue, Series B 5.500%, 7/1/41	250	270
Revenue, Series B 5.500%, 7/1/52	500	528
Tennessee State School Bond Authority, Higher Education Program Revenue, (State Higher Education Intercept Program Insured) 5.000%, 11/1/34	1,000	1,090
		3,981

Texas—9.4%
Central Texas Regional Mobility Authority, Senior Lien Toll Revenue, Series D 4.000%, 1/1/38	750	724
Lamar Consolidated Independent School District, General Obligation, (PSF-GTD Insured) 5.000%, 2/15/34	1,000	1,082
Northwest Independent School District, Series A General Obligation, (PSF-GTD Insured) 5.000%, 2/15/39	1,370	1,530
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, Senior Lien, Series D 6.250%, 12/15/26	895	942
Texas Municipal Gas Acquisition and Supply Corp. II, Gas Supply Revenue, LIBOR Index Series C 3.838%, 9/15/27(2)	1,895	1,858
Wharton Independent School District, General Obligation, (PSF-GTD Insured) 3.000%, 2/15/32	645	627
		6,763

Vermont—0.4%
Vermont Educational & Health Buildings Financing Agency, University of Vermont Health Network Revenue, 5.000%, 12/1/35	300	313

See Notes to Schedule of Investments

VIRTUS Seix Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022
($ reported in thousands)
	Par Value	Value

West Virginia—0.4%
Monongalia County Building Commission, Monongalia Health System Revenue, 5.000%, 7/1/23	$ 300	$ 302
Wisconsin—1.8%
Public Finance Authority,
Renown Regional Medical Center Revenue, 5.000%, 6/1/33	1,000	1,034
Waste Management, Inc. Revenue, (AMT) 2.875%, 5/1/27	250	232
		1,266

Total Municipal Bonds (Identified Cost $72,366)		71,259

Total Long-Term Investments—99.1% (Identified Cost $72,366)		71,259

	Shares
Short-Term Investment—0.0%
Money Market Mutual Fund—0.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.190%)(4)	23,192	23
Total Short-Term Investment (Identified Cost $23)		23

TOTAL INVESTMENTS—99.1% (Identified Cost $72,389)		$71,282
Other assets and liabilities, net—0.9%		624
NET ASSETS—100.0%		$71,906
Abbreviations:
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAM	Build America Municipal Insured
FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”)
FNMA	Federal National Mortgage Association (“Fannie Mae”)
GNMA	Government National Mortgage Association (“Ginnie Mae”)
LIBOR	London Interbank Offered Rate
PSF-GTD	Permanent School Fund Guarantee Program
SCH BD GTY	School Bond Guaranty
SD CRED PROG	State Credit Enhancement Program

Footnote Legend:
(1)	At December 31, 2022, 23.7% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. None of the insurers concentration exceeds 10% of the Fund’s net assets.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at December 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2022, these securities amounted to a value of $303 or 0.4% of net assets.
(4)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

The following table summarizes the value of the Fund’s investments as of December 31, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
Municipal Bonds	$71,259	$—	$71,259
Money Market Mutual Fund	23	23	—
Total Investments	$71,282	$23	$71,259
There were no securities valued using  significant unobservable inputs (Level 3) at December 31, 2022.
There were no transfers into or  out of Level 3 related to securities held at December 31, 2022.
See Notes to Schedule of Investments

VIRTUS SEIX TAX-EXEMPT BOND FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The  Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fundcalculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.